Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets and Liabilities [Abstract]
Categorization of Financial Instruments
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2024 and 2025:

	December 31, 2024
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	—	Ps.	—	Ps.	46,683,687
Accounts receivable from subscribers, distributors and other (Note 5)		179,615,497		—		—
Related parties (Note 6)		1,395,483		—		—
Derivative financial instruments (Note 7)		—		10,668,460		—
Debt instruments at fair value through OCI (Note 4)		—		—		13,908,873
Total	Ps.	181,010,980	Ps.	10,668,460	Ps.	60,592,560

Financial Liabilities:
Debt (Note 14)	Ps.	567,585,631	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		213,103,228		—		—
Accounts payable (Note 16)		184,148,979		—		—
Related parties (Note 6)		3,701,960		—		—
Derivative financial instruments (Note 7)		—		22,185,709		—
Total	Ps.	968,539,798	Ps.	22,185,709	Ps.	—

	December 31, 2025
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	—	Ps.	—	Ps.	42,430,014
Accounts receivable from subscribers, distributors and other (Note 5)		189,258,269		—		—
Related parties (Note 6)		1,247,942		—		—
Derivative financial instruments (Note 7)		—		2,417,009		—
Debt instruments at fair value through OCI (Note 4)		—		—		18,086,886

Total	Ps.	190,506,211	Ps.	2,417,009	Ps.	60,516,900

Financial Liabilities:
Debt (Note 14)	Ps.	524,906,860	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		214,108,933		—		—
Accounts payable (Note 16)		186,196,043		—		—
Related parties (Note 6)		3,263,615		—		—
Derivative financial instruments (Note 7)		—		16,132,182		—

Total	Ps.	928,475,451	Ps.	16,132,182	Ps.	—

Fair Value for the Financial Assets and Financial Liabilities
The fair value for the assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2024 and 2025 is as follows:

	Measurement of fair value at December 31, 2024
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	46,683,687	Ps.	—	Ps.	—	Ps.	46,683,687
Derivative financial instruments (Note 7)		—		10,668,460		—		10,668,460
Total current assets		46,683,687		10,668,460		—		57,352,147
Revalued assets (Note 10)		—		—		10,457,088		10,457,088
Pension plan assets (Note 18)		175,241,382		14,754,046		40,380		190,035,808
Debt instruments at fair value through OCI (Note 4)		—		13,908,873		—		13,908,873
Total non-current assets		175,241,382		28,662,919		10,497,468		214,401,769
Total	Ps.	221,925,069	Ps.	39,331,379	Ps.	10,497,468	Ps.	271,753,916

Liabilities:
Debt	Ps.	453,237,685	Ps.	90,095,061	Ps.	—	Ps.	543,332,746
Liability related to right-of-use of assets (Note 15)		213,103,228		—		—		213,103,228
Derivative financial instruments (Note 7)		—		22,185,709		—		22,185,709
Total	Ps.	666,340,913	Ps.	112,280,770	Ps.	—	Ps.	778,621,683

	Measurement of fair value at December 31, 2025
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	42,430,014	Ps.	—	Ps.	—	Ps.	42,430,014
Derivative financial instruments (Note 7)		—		2,417,009		—		2,417,009
Total current assets		42,430,014		2,417,009		—		44,847,023
Revalued of assets (Note 10)		—		—		10,151,050		10,151,050
Pension plan assets (Note 18)		176,263,162		13,856,942		36,308		190,156,412
Debt instruments at fair value through OCI (Note 4)		—		18,086,886		—		18,086,886
Total non-current assets		176,263,162		31,943,828		10,187,358		218,394,348
Total	Ps.	218,693,176	Ps.	34,360,837	Ps.	10,187,358	Ps.	263,241,371

Liabilities:
Debt	Ps.	431,359,900	Ps.	90,142,638	Ps.	—	Ps.	521,502,538
Liability related to right-of-use of assets (Note 15)		214,108,933		—		—		214,108,933
Derivative financial instruments (Note 7)		—		16,132,182		—		16,132,182
Total	Ps.	645,468,833	Ps.	106,274,820	Ps.	—	Ps.	751,743,653

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities

	At December 31, 2023		Cash flow		Foreign currency exchange and other		At December 31, 2024

Debt	Ps.	500,677,052	Ps.	29,309,744	Ps.	37,598,835	Ps.	567,585,631
Liability related to right-of-use of assets		125,169,156		(45,285,610)		133,219,682		213,103,228
Total liabilities from financing activities	Ps.	625,846,208	Ps.	(15,975,866)	Ps.	170,818,517	Ps.	780,688,859

	At December 31, 2024		Cash flow		Foreign currency exchange and other		At December 31, 2025

Debt	Ps.	567,585,631	Ps.	(18,388,465)	Ps.	(24,290,306)	Ps.	524,906,860
Liability related to right-of-use of assets		213,103,228		(51,585,889)		52,591,594		214,108,933
Total liabilities from financing activities	Ps.	780,688,859	Ps.	(69,974,354)	Ps.	28,301,288	Ps.	739,015,793